Debt (Details) - Schedule of Debt Principal Payments - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024
Schedule of Debt Principal Payments [Abstract]
For year ended September 30, 2024	$ 475	$ 475
Total	$ 475	$ 475